Note 27 - Comparative Information	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of reclassifications or changes in presentation [text block]
27.	Comparative information:
The financial statements have been reclassified, where applicable, to conform to the presentation used in the current year. The changes do not affect prior year earnings.